Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables		¥ 6,732		$ 940		¥ 4,856		$ 666		¥ 5,753		$ 810		¥ 1,846
Loans from third parties		2,780		388		4,787		656	[1]	17,819	[1]	2,510		13,104
Payable to Wuyi Transportation Construction	[2]									5,200		732
Payable to Anhui Juhu						200		27			[3]
Other payables										662		93
Interest payables		8		1						1,100		155		639
Customer deposit						363		50		334		47		301
Payables for purchase of property, plant and equipment										1,311		185		964
Accrued expenses		713		100		334		46		332		47		10,928
Deferred consideration in relation to investment			[4]		[4]	2,300	[4]	315		2,300	[5]	324	[5]	5,300	[5]
Others		488		67		441		59		420		59		653
Total accrued expenses and other liabilities		¥ 12,222		$ 1,706		¥ 13,281		$ 1,819		¥ 35,231		$ 4,962		¥ 33,735

[1]	As of February 29, 2024, all loans from third parties were classified as current liabilities, as they mature within one year. The outstanding interest payable on these borrowings amount to approximately RMB200.
[2]	The payable to Wuyi Transportation Construction is discussed in Note 16 - Loan payables.
[3]	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent in the amount of RMB3,245 (approximately US$457). Youpin entered into a settlement agreement with the plaintiff on July 29, 2024, pursuant to which the final payable amount was determined to be RMB2,000. As of December 31, 2024, Youpin had RMB200 of the settlement amount remaining unpaid. Accordingly, the Company reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.
[4]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment was RMB2,300 (US$315).
[5]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), a shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration was RMB2,300 (US$315). Please refer to Note 23- Subsequent events.